Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Share capital, par value	$ 0.0001	$ 0.0001
Share capital, shares issued	302,734,900	302,734,900
Share capital, shares outstanding	302,734,900	302,734,900